Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Long Term Liabilities [Abstract]
Deferred gain on sale-leasebacks	$ 203,737	$ 194,322
Other	19,284	21,897
Other long-term liabilities	223,021	216,219
Current portion	(23,635)	(21,115)
Other long-term liabilities	$ 199,386	$ 195,104